Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ (116)	$ (151)	$ 42
Defined contribution pension plans	933	874	845
Pension plans	817	723	887
Defined benefit and contribution healthcare plans	34	34	28
Post-employment benefits	$ 851	$ 757	$ 915